Shareholder Report, Line Graph (Details) - USD ($)	May 15, 2024	Nov. 15, 2023	Dec. 12, 2022	Aug. 03, 2021	Feb. 09, 2021	Nov. 17, 2020	Apr. 24, 2019	Dec. 05, 2016	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016
C000248117
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus AlphaSimplex Managed Futures ETF
C000228821
Account Value [Line Items]
Line Graph and Table Measure Name				Virtus Duff & Phelps Clean Energy ETF
C000224134
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus Newfleet ABS/MBS ETF
C000246126
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration Core Plus Bond ETF
C000162265
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Newfleet Short Duration High Yield Bond ETF
C000209678
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus Seix Senior Loan ETF
C000239036
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
C000222917
Account Value [Line Items]
Line Graph and Table Measure Name						Virtus Terranova U.S. Quality Momentum ETF
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value	$ 10,000								$ 10,416	$ 10,228	$ 9,916
S&P Global Broad Market Index (net)
Account Value [Line Items]
Account Value				$ 10,000					11,466	11,230	11,036	$ 10,613	$ 10,982	$ 10,650	$ 10,218	$ 10,199	$ 9,689	$ 8,872	$ 9,183	$ 9,580	$ 9,867	$ 9,503	$ 8,981	$ 9,091	$ 8,979	$ 8,771	$ 9,022	$ 8,407	$ 8,735	$ 8,115	$ 7,656	$ 8,477	$ 8,781	$ 8,205	$ 8,976	$ 8,971	$ 9,749	$ 9,565	$ 9,788	$ 10,332	$ 9,944	$ 10,231	$ 9,770	$ 10,170
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value					$ 10,000				10,440	10,201	10,106	9,937	10,195	10,101	10,246	10,274	9,896	9,467	9,619	9,870	9,933	9,940	9,975	10,085	10,024	9,776	10,036	9,736	9,780	9,433	9,557	9,989	10,279	10,034	10,194	10,129	10,528	10,829	10,951	11,192	11,221	11,188	11,191	11,289	$ 11,310	$ 11,185	$ 11,107	$ 11,071	$ 10,984	$ 11,123
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value		$ 10,000							10,440	10,201	10,106	9,937	10,195	10,101	10,246	10,274	9,896
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value								$ 10,000	10,440	10,201	10,106	9,937	10,195	10,101	10,246	10,274	9,896	9,467	9,619	9,870	9,933	9,940	9,975	10,085	10,024	9,776	10,036	9,736	9,780	9,433	9,557	9,989	10,279	10,034	10,194	10,129	10,528	10,829	10,951	11,192	11,221	11,188	11,191	11,289	11,310	11,185	11,107	11,071	10,984	11,123	$ 11,286	$ 11,367	$ 11,352	$ 11,242	$ 11,292	$ 11,298	$ 11,390	$ 11,222	$ 11,152	$ 11,101	$ 10,907	$ 10,971	$ 10,777	$ 10,574	$ 10,581	$ 10,587	$ 10,555	$ 10,611	$ 10,343	$ 10,321	$ 10,193	$ 10,015	$ 10,682	$ 10,480	$ 10,487	$ 10,376	$ 10,189	$ 10,129	$ 10,209	$ 10,276	$ 10,210	$ 10,207	$ 10,220	$ 10,148	$ 10,224	$ 10,158	$ 10,256	$ 10,375	$ 10,328	$ 10,341	$ 10,335	$ 10,385	$ 10,292	$ 10,248	$ 10,258	$ 10,180	$ 10,102	$ 10,107	$ 10,040	$ 10,020
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value							$ 10,000		10,440	10,201	10,106	9,937	10,195	10,101	10,246	10,274	9,896	9,467	9,619	9,870	9,933	9,940	9,975	10,085	10,024	9,776	10,036	9,736	9,780	9,433	9,557	9,989	10,279	10,034	10,194	10,129	10,528	10,829	10,951	11,192	11,221	11,188	11,191	11,289	11,310	11,185	11,107	11,071	10,984	11,123	11,286	11,367	11,352	11,242	11,292	11,298	11,390	11,222	11,152	11,101	10,907	10,971	10,777	10,574	10,581	10,587	10,555	10,611	10,343	10,321	10,193	10,015
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Account Value			$ 10,000						11,297	11,092	11,022	10,836	11,017	10,831	10,790	10,851	10,414	9,889	10,038	10,271	10,396	10,275	10,124	10,201	10,161	10,036	10,265	9,947
S&P 500® Index
Account Value [Line Items]
Account Value						$ 10,000			16,195	16,000	15,446	14,716	15,343	14,864	14,111	13,878	13,275	12,164	12,425	13,047	13,258	12,845	12,049	11,997	11,813	11,394	11,679	10,989	11,661	11,044	10,216	11,253	11,731	10,741	11,707	11,686	12,802	12,344	12,725	13,419	12,844	12,933	12,087	12,676	12,302	12,017	11,742	11,661	11,070	10,606	10,321	10,426	10,040
ICE BofA US Treasury Bill 3 Month Index
Account Value [Line Items]
Account Value	$ 10,000								10,112	10,067	10,026
S&P Global Clean Energy Index (net)
Account Value [Line Items]
Account Value				$ 10,000					6,359	6,033	6,688	5,940	6,251	6,219	6,225	6,984	6,305	5,762	6,500	7,132	8,111	8,140	8,080	8,245	8,715	8,486	9,118	8,769	9,210	8,296	8,438	9,779	9,786	8,324	8,711	8,280	9,406	9,056	8,107	9,231	10,140	10,922	9,377	10,089
ICE BofA 1-3 Year A-BBB US Corporate Index
Account Value [Line Items]
Account Value					$ 10,000				10,457	10,325	10,274	10,191	10,210	10,156	10,175	10,121	9,987	9,841	9,821	9,827	9,797	9,729	9,740	9,757	9,696	9,617	9,677	9,575	9,545	9,417	9,440	9,580	9,633	9,561	9,645	9,589	9,661	9,830	9,911	9,986	9,993	10,009	10,041	10,044	10,039	10,022	10,030	10,008	9,986	9,995
ICE BofA 1-5 Year Corporate & Government Bond Index
Account Value [Line Items]
Account Value		$ 10,000							10,506	10,351	10,283	10,188	10,261	10,215	10,280	10,240	10,081
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value								10,000	14,509	14,232	14,099	13,946	14,078	13,914	13,873	13,874	13,375	12,795	12,947	13,104	13,066	12,888	12,676	12,793	12,666	12,533	12,695	12,229	12,305	12,045	11,740	12,225	12,513	11,816	12,670	12,640	13,105	13,256	13,393	13,769	13,516	13,650	13,675	13,676	13,605	13,554	13,375	13,336	13,193	13,172	13,125	13,081	12,839	12,350	12,289	12,417	12,298	11,751	11,640	11,153	10,670	12,051	12,223	12,220	11,980	11,941	11,908	11,865	11,818	11,752	11,490	11,628	11,465	11,358	11,172	10,689	10,923	11,018	11,197	11,135	11,054	10,934	10,891	10,894	10,823	10,889	10,982	10,917	10,884	10,912	10,865	10,769	10,773	10,655	10,640	10,549	10,429	10,452	10,302	10,155
ICE BofA 1-3Y BB US Cash Pay High Yield Index
Account Value [Line Items]
Account Value								$ 10,000	13,734	13,575	13,481	13,371	13,383	13,282	13,239	13,199	12,987	12,673	12,690	12,720	12,683	12,556	12,444	12,486	12,397	12,313	12,352	12,125	12,145	12,006	11,805	11,982	12,100	11,728	12,110	11,997	12,172	12,257	12,317	12,509	12,398	12,464	12,446	12,455	12,408	12,397	12,333	12,302	12,220	12,156	12,131	12,116	12,003	11,755	11,697	11,780	11,705	11,372	11,249	10,959	10,597	11,362	11,506	11,491	11,425	11,365	11,325	11,305	11,211	11,162	11,012	11,032	$ 10,971	$ 10,900	$ 10,801	$ 10,572	$ 10,643	$ 10,626	$ 10,656	$ 10,616	$ 10,561	$ 10,492	$ 10,483	$ 10,459	$ 10,409	$ 10,416	$ 10,448	$ 10,433	$ 10,431	$ 10,443	$ 10,430	$ 10,383	$ 10,358	$ 10,311	$ 10,291	$ 10,239	$ 10,166	$ 10,158	$ 10,105	$ 10,067
Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Account Value							$ 10,000		13,105	13,010	12,974	12,857	12,772	12,666	12,554	12,456	12,259	12,115	12,111	12,006	11,869	11,716	11,460	11,470	11,362	11,373	11,302	11,019	10,980	10,859	10,768	11,006	10,840	10,641	10,865	11,145	11,126	11,121	11,177	11,137	11,067	11,084	11,058	10,987	10,934	10,934	10,889	10,833	10,778	10,772	10,700	10,566	10,431	$ 10,213	$ 10,195	$ 10,126	$ 9,976	$ 9,792	$ 9,661	$ 9,308	$ 8,925	$ 10,196	$ 10,335	$ 10,281	$ 10,117	$ 10,062	$ 10,111	$ 10,069	$ 10,097	$ 10,019	$ 9,997	$ 10,019
J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Account Value [Line Items]
Account Value			$ 10,000						12,226	12,020	11,957	11,779	11,888	11,638	11,391	11,364	10,934	10,429	10,522	10,634	10,745	10,469	10,143	10,169	10,167	10,180	10,392	10,012
Terranova U.S. Quality Momentum Index
Account Value [Line Items]
Account Value						$ 10,000			$ 14,571	$ 14,412	$ 14,044	$ 13,677	$ 14,427	$ 13,992	$ 13,023	$ 12,838	$ 12,064	$ 10,996	$ 11,500	$ 12,018	$ 12,237	$ 11,866	$ 11,149	$ 11,355	$ 11,339	$ 11,274	$ 11,558	$ 11,012	$ 11,620	$ 10,953	$ 9,973	$ 10,782	$ 11,107	$ 10,236	$ 11,106	$ 11,081	$ 12,183	$ 11,798	$ 12,066	$ 13,379	$ 12,840	$ 12,932	$ 11,907	$ 12,642	$ 12,201	$ 11,710	$ 11,322	$ 11,242	$ 10,697	$ 10,303	$ 10,245	$ 10,504	$ 10,129